Note 6 - Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid clinical expenses	$ 952,574	$ 711,362	$ 0
Insurance	265,944	436,859	9,937
Rent		0	2,455
Prepaid professional services	21,917	37,917	0
Other	30,645	70,363	51,735
Total	$ 1,348,679	$ 1,256,501	$ 64,127